Financial instruments	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Text Block Supplement [Abstract]
Financial Instruments

9.       Financial instruments

The Company’s financial instruments consist of cash, accounts payable, interest payable, promissory notes payable to unrelated parties, promissory notes payable to related parties and lines of credit from related parties.

a)	Fair value

The fair values of cash and certain accounts payable approximate their carrying values due to the relatively short periods to maturity of these instruments.

Certain accounts payable have been outstanding longer than one year. The Company has recorded imputed interest at a rate of 1% per month over the period the payables have been outstanding for longer than one year, with a corresponding amount recognized in additional paid-in capital. The calculated amount represents the implicit compensation for the use of funds beyond a reasonable term for regular trade payables.

For the purposes of fair value analysis, promissory notes payable to related parties and promissory notes payable to unrelated parties can be separated into two classes of financial liabilities:

i.	Interest-bearing promissory notes, lines of credit and related interest payable; and
ii.	Non-interest-bearing promissory notes past due.

The interest-bearing promissory notes payable are all delinquent and have continued to accrue interest at their stated rates. The Company currently does not have the funds to extinguish these debts and will continue to incur interest until such time as the liabilities are extinguished. There is not an active market for delinquent loans for a Company with a similar financial position. Management asserts the carrying values of the promissory notes and related interest payable are a reasonable estimate of fair value, as they represent the Company’s best estimate of their legal obligation for these debts. As there is no observable market for interest rates on similar promissory notes, the fair value was estimated using Level 2 inputs in the fair value hierarchy.

The Company has one non-interest-bearing promissory note payable past due. There is not an active market for default loans not bearing interest nor is there an observable market for lending to companies with a financial position similar to the Company. The Company has recorded imputed interest at a rate of 1% per month over the life of the promissory notes, with a corresponding amount recognized in additional paid-in capital representing the implicit compensation for the use of funds. Management asserts the payment date for these amounts cannot be reasonably determined. Management further asserts there is not a determinable interest rate for arm’s length borrowings based on the current financial position of the Company and asserts the carrying value is the best estimate of the Company’s legal liability and represents the fair value for the promissory note. This would be considered a Level 2 input in the fair value hierarchy.

b)	Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash. The Company only has an immaterial cash balance and is not exposed to significant credit risk.

c)	Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk comprises two types of risk: interest rate risk and foreign currency risk.

i.	Interest rate risk

Interest rate risk consists of two components:

a)        Cash flow risk

To the extent that payments made or received on the Company’s monetary assets and liabilities are affected by changes in the prevailing market interest rates, the Company is exposed to interest rate cash flow risk.

The Company is exposed to interest rate cash flow risk on promissory notes payable of $500,000, which incur a variable interest rate of prime plus 1%. A hypothetical change of 1% on interest rates would increase or decrease net loss and comprehensive loss by $5,000.

b)       Price risk

To the extent that changes in prevailing market interest rates differ from the interest rate on the Company’s monetary assets and liabilities, the Company is exposed to price risk.

The Company’s promissory notes payable consist of $500,000 of variable interest rate notes and $4,786,319 of fixed interest rate notes. All of these notes are past due and are currently due on demand while interest continues to accrue. Due to the delinquency of the fixed interest rate promissory notes payable, there is no active market for these instruments and fluctuations in market interest rates do not have a significant impact on their estimated fair values as of December 31, 2019.

At December 31, 2019, the effect on net loss and comprehensive loss of a hypothetical change of 1% in market interest rate cannot be reasonably determined.

ii.	Foreign currency risk

The Company incurs certain accounts payable and expenses in Canadian dollars and is exposed to fluctuations in changes in exchange rates between the U.S. and Canadian dollars. As at December 31, 2019, the effect on net loss and comprehensive loss of a hypothetical change of 10% between the U.S. and Canadian dollars would not be material. The Company has not entered into any foreign currency contracts to mitigate risk.

9.       Financial instruments

The Company’s financial instruments consist of cash, accounts payable, interest payable, promissory notes payable to unrelated parties, promissory notes payable to related parties and lines of credit from related parties.

a)	Fair value

The fair values of cash and certain accounts payable and accrued liabilities approximate their carrying values due to the relatively short periods to maturity of these instruments.

Certain accounts payable have been outstanding longer than one year. The Company has recorded imputed interest at a rate of 1% per month over the period the payables have been outstanding for longer than one year, with a corresponding amount recognized in additional paid-in capital. The calculated amount represents the implicit compensation for the use of funds beyond a reasonable term for regular trade payables.

For the purposes of fair value analysis, promissory notes payable to related parties and promissory notes payable to unrelated parties can be separated into two classes of financial liabilities.

i.	Interest-bearing promissory notes, lines of credit and related interest payable; and

ii.	Non-interest-bearing promissory notes past due.

The interest-bearing promissory notes payable are all delinquent and have continued to accrue interest at their stated rates. The Company currently does not have the funds to extinguish these debts and will continue to incur interest until such time as the liabilities are extinguished. There is not an active market for delinquent loans for a Company with a similar financial position. Management asserts the carrying values of the promissory notes and related interest payable are a reasonable estimate of fair value as they represent the Company’s best estimate of their legal obligation for these debts. As there is no observable market for interest rates on similar promissory notes, the fair value was estimated using Level 2 inputs in the fair value hierarchy.

The Company has one non-interest-bearing promissory note payable past due. There is not an active market for default loans not bearing interest nor is there an observable market for lending to companies with a financial position similar to the Company. The Company has recorded imputed interest at a rate of 1% per month over the life of the promissory notes, with a corresponding amount recognized in additional paid-in capital representing the implicit compensation for the use of funds. Management asserts the payment date for these amounts cannot be reasonably determined. Management further asserts there is not a determinable interest rate for arm’s length borrowings based on the current financial position of the Company and asserts the carrying value is the best estimate of the Company’s legal liability and represents the fair value for the promissory note. This would be considered a Level 2 input in the fair value hierarchy.

b)	Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash. The Company only has an immaterial cash balance and is not exposed to significant credit risk.

c)	Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises two types of risk: interest rate risk and foreign currency risk.

i.	Interest rate risk

Interest rate risk consists of two components:

a)        Cash flow risk

To the extent that payments made or received on the Company’s monetary assets and liabilities are affected by changes in the prevailing market interest rates, the Company is exposed to interest rate cash flow risk.

The Company is exposed to interest rate cash flow risk on promissory notes payable of $500,000, which incur a variable interest rate of prime plus 1%. A hypothetical change of 1% on interest rates would increase or decrease net loss and comprehensive loss by $5,000.

b)       Price risk

To the extent that changes in prevailing market interest rates differ from the interest rate on the Company’s monetary assets and liabilities, the Company is exposed to price risk.

The Company’s promissory notes payable consist of $500,000 of variable interest rate notes and $4,786,319 of fixed interest rate notes. All of these notes are past due and are currently due on demand while interest continues to accrue. Due to the delinquency of the fixed interest rate promissory notes payable, there is no active market for these instruments and fluctuations in market interest rates do not have a significant impact on their estimated fair values as of December 31, 2018.

At December 31, 2018, the effect on the net loss and comprehensive loss of a hypothetical change of 1% in market interest rate cannot be reasonably determined.

d)	Foreign currency risk

The Company incurs certain accounts payable and expenses in Canadian dollars and is exposed to fluctuations in changes in exchange rates between the US and Canadian dollars. As at December 31, 2018, the effect on net loss and comprehensive loss of a hypothetical change of 10% between the US and Canadian dollars would not be material. The Company has not entered into any foreign currency contracts to mitigate risk.